Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2022
Cash Flow Information Table [abstract]
Schedule of cash flow information
	Years Ended June 30,
	2022	2021	2020

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(12,847,061)	(15,309,353)	(13,456,800)

Non-cash items
Depreciation of property and equipment	17,848	18,662	25,988
Depreciation on leased assets	36,366	56,707	86,439
Others	61	(145)	-
Share-based payment expenses	1,506,122	1,884,763	(12,016)
Foreign exchange (gain)/loss	(2,813,635)	426,782	(262,977)
	-	-	-
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	(447,684)	(4,216,356)	4,768,176
(Increase)/Decrease in other current assets	(516,176)	(517,617)	53,633
Increase/(Decrease) in trade and other payables	2,604,001	432,905	(648,570)
(Decrease) in other current liabilities	-	-	(1,577)
Increase/(Decrease) in provision for employee entitlements	122,884	(106,417)	16,582

Net cash flows used in operating activities	(12,337,274)	(17,330,069)	(9,431,122)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	34,806,799	28,115,516	9,196,892

Closing cash and cash equivalents balance	34,806,799	28,115,516	9,196,892